Asset Acquisitions	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Asset Acquisitions	Asset Acquisitions
BRB Acquisition
On August 18, 2023, the Company acquired 100% of Bird Rock Bio Sub, Inc. pursuant to an Agreement and Plan of Merger and Reorganization, dated August 15, 2023. The purpose of the acquisition was to acquire BRB's clinical asset, nimacimab, an antibody targeting the CB1 receptor, for development to treat obesity. Pursuant to the BRB Acquisition, the Company issued 3,872,184 shares of Skye common stock to the former preferred shareholders of BRB equal to $20,000,000 in base merger consideration priced at $5.16.
In addition, the former preferred shareholders of BRB were entitled to additional merger consideration for each dollar invested in the August 2023 PIPE Financing (Note 7). Because the August 2023 PIPE Financing and BRB Acquisition occurred contemporaneously and in contemplation of each other, in accounting for the transaction, the Company allocated the shares issued as additional merger consideration between the BRB Acquisition and PIPE Financing using a residual allocation method, whereby the fair value of the consideration transferred was first allocated to the monetary assets and August 2023 PIPE Financing proceeds with the remainder allocated to the IPR&D asset. As a result, 1,564,194 additional shares of common stock were allocated to the BRB Acquisition.
Below is a summary of the total consideration, assets acquired and the liabilities assumed in connection with the BRB Acquisition:

	August 18, 2023

Purchase consideration
Common stock	$21,609,586	(a)
Total consideration	$21,609,586

Assets acquired and liabilities assumed:
IPR&D asset	$21,215,214
Cash and cash equivalents	1,076,740
Prepaid expenses	4,800
Accounts payable	(73,473)
Other current liabilities	(613,695)
Total net assets acquired	$21,609,586
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(a)Equal to the aggregate common shares issued of 5,436,378, multiplied by the Company's closing stock price of $3.975 as of August 18, 2023.
The cost to acquire the IPR&D asset related to nimacimab was expensed on the date of the BRB Acquisition as it was determined to have no future alternative use. Accordingly, costs associated with the BRB Acquisition to acquire the asset were expensed as incurred.
Acquisition of Emerald Health Therapeutics, Inc.
On May 11, 2022, the Company entered into an Arrangement Agreement, as amended on June 14, 2022, July 15, 2022 and October 14, 2022 (the “Arrangement Agreement”) with Emerald Health Therapeutics, Inc., a corporation existing under the laws of the Province of British Columbia, Canada (“EHT”), pursuant to a plan of arrangement under the Business Corporations Act (British Columbia) (the “EHT Acquisition”). On November 10, 2022, the Company completed the EHT Acquisition and each share of EHT common stock outstanding immediately prior to the effective time of the EHT Acquisition was transferred to the Company in exchange for 1.95 shares of the Company's common stock (the “Exchange Ratio”).
The Company evaluated the accounting for the transaction and accounted for the EHT Acquisition as an asset acquisition due to the wind-down state of EHT. The primary purpose of the EHT Acquisition was to utilize EHT's remaining cash and cash equivalents and liquidate the primary real estate asset owned by EHT in order to fund the Company's operations. To account for the Acquisition, the Company measured the equity interests issued on the Closing Date (including the value of the options and warrants rolled over) and accumulated the direct costs attributable to the Acquisition.
Upon closing the EHT Acquisition, the Company acquired net assets with an estimated fair value of $15,045,412. The fair value of the consideration was allocated on a relative fair value basis to the “qualifying assets” in the EHT Acquisition and any excess in the fair value of the assets initially reduced the value of the qualifying assets before reducing the value of the assets held for sale. The only qualifying asset identified in the EHT Acquisition was AVI. The fair value of AVI at the time of Acquisition was $1,536,275 and the value attributable to AVI was fully eliminated in the Acquisition accounting . As of December 31, 2023 the Company has divested both of EHT's former operating entities and as of January 15, 2024, the divestiture of substantially all of EHTs assets, including the real estate held by AVI, is complete.
Upon the Closing Date of the EHT Acquisition, the Company issued each EHT shareholder 1.95 shares of Skye common stock, for each share of EHT common stock outstanding as of the Closing Date. On November 10, 2022, the Company issued 1,665,083 shares of stock as consideration in the EHT Acquisition and no fractional shares of
Skye Common Stock were issued. For U.S. and Canadian federal income tax purposes, the EHT Acquisition constitutes a taxable exchange by the EHT shareholders. In addition, all outstanding stock options and warrants of EHT were exchanged for replacement options and warrants of Skye with identical terms, as adjusted in accordance with the Exchange Ratio.
Below is a summary of the total consideration, assets acquired and the liabilities assumed in connection with the Acquisition:

	November 10, 2022
Purchase consideration
Common stock	$9,574,222	(a)
EHT rollover stock options	105,929	(b)
EHT rollover warrants	203,515	(c)
Transaction costs	1,552,490	(d)
Total consideration	$11,436,156

Assets acquired and liabilities assumed:
Cash and cash equivalents	$6,784,057
Accounts receivable	14,375
Prepaid Expenses	4,227
Assets held for sale	6,610,662	(e)
Related party loan	680,901	(f)
Other current assets	356,961	(g)
Accounts payable	(909,048)
Short term liability	(557,010)	(h)
Payroll liabilities	(577,421)
Insurance premium loan payable	(89,851)
Tax liabilities	(158,858)
Other current liabilities	(722,839)	(i)
Total net assets acquired	$11,436,156
a.Common Stock, The Company issued 1,665,083 shares of common stock at $5.75 per share for an aggregate fair value of $9,574,222.
b.EHT Rollover Stock Options, The estimated fair value of options issued as consideration in the EHT Acquisition was $105,929 and 33,132 SKYE options were issued after applying the Exchange Ratio. The assumptions to value these options were as follows (see Note 8):

November 10, 2022
Dividend yield	0.00%
Volatility	76.61 - 126.45%
Risk-free interest rate	3.51 - 4.56%
Expected term (years)	0.02 - 4.83
c.EHT Rollover Warrants, The estimated fair value of warrants issued as consideration for the Acquisition was $203,515 and 243,781 SKYE warrants were issued after applying the Exchange Ratio.
The assumptions used to value these warrants are as follows:

November 10, 2022
Dividend yield	0.00%
Volatility	102.9-114.6%
Risk-free interest rate	4.29-4.53%
Expected term (years)	0.56-2.27
d.Transaction Costs, The Company incurred aggregate transaction costs of $1,945,140 in connection with the Acquisition, of which $341,629 were expensed, $1,552,490 were considered part of the transaction consideration and $25,511, represented equity issuance costs, which were included as an offset to equity.
e.Assets held for sale, The Company acquired assets related to EHT and its subsidiaries which are considered held for held for sale in the amount of $6,610,662. This amount is primarily composed of the following balances:
i.The adjusted fair value of the VDL assets held for sale of $8,540,732, net of direct liquidation costs of $390,241, which includes legal costs, advisory fees and other professional fees. In addition, the VDL assets were further reduced by $2,072,981 as a result of the relative fair value allocation. The resulting carrying value of the asset recorded by the Company is $6,467,751.
ii.The Company acquired deposits related to utilities for EHT's subsidiaries held for sale. The fair value of these deposits at the time of acquisition is $23,910.
iii.The Company has acquired the value of EHTC's Health Canada license which was transferred with the sale of EHTC (See Divestiture of Emerald Health Therapeutics Canada, Inc. below). The value of the license at the time of the acquisition was $91,700.
iv.The Company acquired prepaid expenses related to entities held for sale of $27,301.
f.Related party loan, on October 17, 2022, the Company and EHT entered into a loan agreement pursuant to which EHT loaned the Company $700,000 in accordance with the terms of a promissory note. Upon closing the Acquisition, the loan was offset by the balance due to Skye under the consulting agreement. The net related party loan balance was $680,901 as of the closing of the Acquisition. After the closing of the EHT Acquisition, this balance eliminates in consolidation.
g.Other current assets, The Company acquired other current assets related to EHT and its subsidiaries which are considered held for held for sale in the amount of $356,961. This amount is primarily composed of the following balances:
i.The Company acquired deposits related to EHT's excise tax bonds of $252,418. As a condition of the EHTC and VDL stock purchase agreements it is expected that the cash value of these bonds will be received upon transfer of the Health Canada licenses to the purchasers of EHTC and VDL.
ii.The Company acquired an open receivables balance of $104,543 made up of a balance due from the buyer of VDL, a former customer of EHT's of $75,396. Additionally, this balance includes a property tax refund due of $29,147.
h.Short-term liability EHT received an upfront deposit of $557,010 for the sale of VDL,
i.Other current liabilities, The Company acquired liabilities related to EHT and its subsidiaries which are considered in the amount of $722,839. This amount is primarily composed of the following balances:
i.The Company acquired an outstanding accrued liabilities balance of $587,139. The majority of the balance includes estimated late fees related to late tax filings.
ii.In accordance with ASC 450, the Company has recorded a contingent liability related credits due to customers of EHT's former operations. At the time of the EHT Acquisition, this liability was estimated at $135,700.
Divestiture of Emerald Health Therapeutics Canada, Inc.
On December 28, 2022, approximately six weeks after the EHT Acquisition, the Company entered into a Share Purchase Agreement (“SPA”) with a third-party whereby the Company transferred all of its outstanding and fully paid, non-assessable 11,776,338 shares of common stock (the "EHTC Common Shares"), all of which were held by EHT with no par value, for the total purchase price of $110,759. The purchase price also includes the transfer of two licenses issued by Health Canada. EHTC was classified as an asset acquisition and did not meet the criteria of a business at the of EHT Acquisition, and was considered held for sale at the time of EHT Acquisition. Therefore, the sale of EHTC is determined to be treated as the sale of an asset to a third-party due to the discontinued state of the business at the date of divestment. No gain or loss related to the divestiture of EHTC was recorded.
Divestiture of VDL
On November 10, 2022, EHT and C3, a third-party, entered into the Verdélite SPA, as amended, effective November 8, 2022, pursuant to which C3 would acquire all of the outstanding shares of VDL, the holder of EHT's most significant real estate asset.
On February 9, 2023, upon closing the transactions contemplated by the Verdélite SPA, the Company sold all of the outstanding shares of VDL for an aggregate purchase price of approximately $9,451,233. Prior to closing the EHT Acquisition, EHT received a $557,705 cash deposit, which was considered in the sale as of the closing date. Upon closing, the Company received gross proceeds, net of legal and advisory fees as of the closing date, of $5,532,266. The remainder of the purchase price will be paid as follows: (i) $370,350 will be payable in five (5) equal monthly installments payable on the last day of each month beginning on December 31, 2023, and ending April 30, 2024, with interest in accordance with the terms of the Verdélite SPA and (ii) $2,777,625 will be payable in three (3) equal installments on each of the 18-month, 30-month, and 42-month anniversaries of the VDL Closing Date, with interest in accordance with the terms of the Verdélite SPA. The Company recognized the sale of VDL when control transferred on February 9, 2023. In accordance with recognition guidance, the Company has determined to fully reserve for the remaining receivables and will record a gain on the sale when additional cash payments are received. For the year ended December 31, 2023, the Company has recorded a loss on sale of asset of $307,086 in other expense based on the difference between the carrying amount of the assets sold and the net cash proceeds.